RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - Mr.KunDai [Member] - CNY (¥) ¥ in Millions	Feb. 22, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Debt term	1 year
Principal amount	¥ 7.0
Debt interest rate	6.00%
Short-term borrowing		¥ 1.0